Lease (Tables)	6 Months Ended
Jun. 30, 2023
Lease [Abstract]
Schedule of Supplemental Balance Sheet Information	Supplemental balance sheet information related to the leases were as follows:
	As of December 31, 2022	As of June 30, 2023
	RMB	RMB
		(Unaudited)
ROU assets	319,263	204,298
Operating lease liabilities – current	(162,791)	(88,795)
Operating lease liabilities – non-current	(153,298)	(121,194)
Weighted average remaining lease terms	7.63 year	8.27 year
Weighted average incremental borrowing rate	9.85%	10.36%

Schedule of Components of Lease Expenses	The components of lease expenses for the six months ended June 30, 2022 and 2023 were as follows:
	For the six months ended June 30, 2022	For the six months ended June 30, 2023
	RMB	RMB
	(Unaudited)	(Unaudited)
Operating lease expenses for variable payments	1,886	135
Operating lease expenses for fixed payments	79,114	23,323
Short-term lease expenses	5,122	19,944
Total	86,122	43,402
	For the six months ended June 30, 2022	For the six months ended June 30, 2023
	RMB	RMB
	(Unaudited)	(Unaudited)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	104,086	14,930

Schedule of Supplemental Noncash Information	Supplemental noncash information:
	For the six months ended June 30, 2022	For the six months ended June 30, 2023
	RMB	RMB
	(Unaudited)	(Unaudited)
Operating lease liabilities arising from obtaining ROU assets	20,162	766
ROU assets disposed as reduction of operating lease liabilities due to lease termination	74,333	84,770

Schedule of Future Lease Payments	The future lease payments as of June 30, 2023 were as follows:
RMB
(Unaudited)
For the period ending December 31,
2023	63,576
For the year ending December 31,
2024	44,638
2025	41,470
2026	30,071
2027	28,387
Thereafter	44,351
Total lease payments	252,493
Less: imputed interest	(42,504)
Total lease liabilities	209,989